Schedule Of Earnings Per Share Basic And Diluted Continuing Operation (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 1	$ 858,605
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 2	(18,170,601)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 3	(9,003,233)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 4	40,231,159
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 5	40,175,439
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 6	34,483,100
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 7	40,333,646
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 8	40,175,439
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 9	$ 34,483,100
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 10	0.02
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 11	(0.45)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 12	(0.26)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 13	0.02
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 14	(0.45)
Earning (loss) Per Share Schedule Of Earnings Per Share Basic And Diluted Continuing Operation 15	(0.26)